Investment Securities (Available-for-sale and Held-to-maturity Securities, Unrealized Losses) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($)
Schedule of Available-for-sale Securities
Purchase of available-for-sale securities	$ 904,000,000	$ 680,000,000	$ 1,148,000,000
Purchase of investment securities held-to-maturity	0	15,000,000	217,000,000
Proceeds from the sale of HTM securities	0	0	0
Investment securities pledged as collateral	2,000,000,000	879,000,000	14,000,000
Agency - Commercial
Schedule of Available-for-sale Securities
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Fair Value	$ 348,000,000	$ 0
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Number of Securities | security	25	0
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Unrealized Loss	$ (8,000,000)	$ 0
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Fair Value	$ 99,000,000	$ 528,000,000
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Number of Securities | security	8	34
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Unrealized Loss	$ (1,000,000)	$ (6,000,000)
Agency - Residential
Schedule of Available-for-sale Securities
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Fair Value	$ 111,000,000	$ 0
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Number of Securities | security	16	0
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Unrealized Loss	$ (3,000,000)	$ 0
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Fair Value	$ 293,000,000	$ 385,000,000
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Number of Securities | security	43	43
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Unrealized Loss	$ (3,000,000)	$ (4,000,000)
US Government-sponsored Enterprises Debt Securities
Schedule of Available-for-sale Securities
Purchase of available-for-sale securities	904,000,000	680,000,000
AFS securities sold	289,000,000	291,000,000	170,000,000
Gain on sale of AFS securities	3,000,000	4,000,000	$ 3,000,000
Agency - Commercial
Schedule of Available-for-sale Securities
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Fair Value	$ 218,000,000	$ 6,000,000
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Number of Securities | security	20	1
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Unrealized Loss	$ (7,000,000)	$ 0
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Fair Value	$ 744,000,000	$ 345,000,000
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Number of Securities | security	41	29
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Unrealized Loss	$ (11,000,000)	$ (5,000,000)
Agency - Residential
Schedule of Available-for-sale Securities
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Fair Value	$ 452,000,000	$ 0
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Number of Securities | security	36	0
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Unrealized Loss	$ (14,000,000)	$ 0
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Fair Value	$ 263,000,000	$ 748,000,000
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Number of Securities | security	33	55
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Unrealized Loss	$ (3,000,000)	$ (16,000,000)
Municipal obligations
Schedule of Available-for-sale Securities
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Fair Value	$ 6,000,000	$ 0
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Number of Securities | security	3	0
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Unrealized Loss	$ 0	$ 0
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Fair Value	$ 22,000,000	$ 17,000,000
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Number of Securities | security	9	8
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Unrealized Loss	$ 0	$ 0
Corporate debt obligations
Schedule of Available-for-sale Securities
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Fair Value	$ 0
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Number of Securities | security	0
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Unrealized Loss	$ 0
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Fair Value	$ 3,000,000
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Number of Securities | security	1
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Unrealized Loss	$ 0